Write-Off of Goodwill and Intangibles (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Goodwill impairment charges				$ 6,710,200
Intangible assets impairment loss				800,000
Deferred tax liabilities						$ 1,600,000
Income tax benefit	$ 4,150		$ 8,300	60,000	$ 23,364	1,653,067
Accumulated deficit	(246,784,505)		(246,784,505)	(235,106,206)	(208,187,210)
Impairment charges				800,000
Goodwill	11,227,491		11,227,491	11,227,491	$ 19,590,758	1,653,067
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment charges				488,000
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment charges				312,000
Tin Bu LLC [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill impairment charges				5,650,000
Global Gaming Enterprises, Inc. [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill impairment charges				1,060,000.00
Income tax benefit						$ 1,653,067
Accumulated deficit	$ (1,653,067)		$ (1,653,067)
Global Gaming Enterprises, Inc. [Member] | Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets impairment loss				488,000
Global Gaming Enterprises, Inc. [Member] | Technology-Based Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets impairment loss				$ 312,000